Subsequent events (Details) - Subsequent events $ in Millions	Nov. 01, 2018 USD ($) employee shares
ESPP
Subsequent events
Minimum number of shares to be purchased	100
Maximum number of shares to be purchased	1,000
Market Value of common share on adjusted DBVPS	1.05
Loan repayment term	2 years
Number of employees that purchased shares | employee	405
Number of common shares purchased	149,236
ESPP | For the first 100 shares
Subsequent events
Purchase price of common shares as a percentage on its market value	85.00%
ESPP | For the next 900 shares
Subsequent events
Purchase price of common shares as a percentage on its market value	100.00%
2018 Omnibus Incentive Plan | IPO Incentive Awards
Subsequent events
Vesting period	3 years
Vesting (Percentage)	100.00%
Total pool of shares granted at target level of performance on or before November 1, 2018 | $	$ 13.3
2018 Omnibus Incentive Plan | IPO Incentive Awards | 4.5% ROE
Subsequent events
Payout as percentage of awarded shares	0.00%
2018 Omnibus Incentive Plan | IPO Incentive Awards | 9.0% ROE
Subsequent events
Payout as percentage of awarded shares	100.00%
2018 Omnibus Incentive Plan | IPO Incentive Awards | 13.5% ROE
Subsequent events
Payout as percentage of awarded shares	150.00%
2018 Omnibus Incentive Plan | IPO Incentive Awards | 2019 ROE
Subsequent events
Vesting (Percentage)	25.00%
2018 Omnibus Incentive Plan | IPO Incentive Awards | 2020 ROE
Subsequent events
Vesting (Percentage)	25.00%
2018 Omnibus Incentive Plan | IPO Incentive Awards | 2021 ROE
Subsequent events
Vesting (Percentage)	25.00%
2018 Omnibus Incentive Plan | IPO Incentive Awards | 2019-2021 Average ROE
Subsequent events
Vesting (Percentage)	25.00%